Inventories - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Beginning Balance	$ 31,117	$ 25,402	$ 23,163
Provision for finished and in progress goods, note 21(a)	(6,877)	(8,920)	(7,329)
Reversal for finished and in progress goods, note 21(a)	(12,348)	(3,866)	(9,472)
Total of provision (reversal) for finished and in progress goods	(5,471)	5,054	(2,143)
Provision for spare parts and supplies, note 28(a)	22,394	17,266	15,703
Reversal for spare parts and supplies, note 28(a)	(17,266)	(15,762)	(11,641)
Provision (Reversal) For Impairment Of Spare Parts And Supplies	5,128	1,504	4,062
Provision for spare parts and supplies	0	1,220	843
Reversal Spare parts and supplies	0	(843)	(523)
Provision Reversal For Impairment Of Inventory Of Spare Parts And Supplies	0	377	320
Sale of mining unit, note 1(e)	0	(1,220)	0
Final balance	$ 30,774	$ 31,117	$ 25,402